Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net loss	$ (1,150,025)	$ (2,912,802)	$ (5,487,843)	$ (21,327,855)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	10,767	11,021	34,424	29,091
Amortization of note discount	264	0	102	369,144
Common shares issued to third parties for services	254,100	306,790	1,172,505	1,672,207
Change in reserve for inventory obsolescence	0	0	50,643	0
Common shares issued to employees for services	0	0	0	130,668
Common shares issued for anti-dilution price protection	59,614	103,742	103,742	0
Loss on settlement of debt	0	0	78,092	4,975,333
Preferred Series D shares issued for services	0	0	0	3,385,005
Preferred Series C shares issued for services	0	0	0	10
Shares issued under warrant exercises	418,913	0	0	0
Interest paid in common stock	0	4,065	0	0
Convertible debt issued for services	0	2,227,000	3,218,000	8,898,500
Changes in operating assets and liabilities:
Accounts receivable	0	6,915	6,915	(4,869)
Inventory	(901)	2,557	(197,108)	32,955
Prepaid expenses and other current assets	1,446	47,614	32,324	(112,134)
Intangibles and other assets	0	6,228	(39,899)	0
Accounts payable	93,183	(238,809)	369,606	189,585
Deferred income	(637)	643	659	(39)
Accrued expenses	0	0	(86,391)	(307,778)
Net cash used in operating activities	(313,276)	(435,036)	(744,229)	(2,070,177)
Cash flows from investing activities:
Change in restricted cash	29,900	0	163	(30,000)
Purchases of property and equipment	0	(14,447)	(66,694)	0
Net cash used in investing activities	29,900	(14,447)	(66,531)	(30,000)
Cash flows from financing activities:
Proceeds from issuance of notes payable	147,000	25,000	45,000	35,000
Payments under notes payable	(20,000)	0	0	0
Penalty payments received from shareholder for dilutive stock sales	0	0	0	777,669
Common shares issued for cash	159,812	384,588	738,927	1,329,381
Net cash provided by financing activities	286,812	409,588	783,927	2,142,050
Net increase (decrease) in cash	3,436	(39,895)	(26,833)	41,873
Cash at beginning of period	21,180	48,013	48,013	6,140
Cash at end of period	24,616	16,782	21,180	48,013
Supplemental disclosures of cash flow information:
Cash paid during the period for interest	0	0	0	0
Cash paid during the period for income taxes	0	0	0	0
Non-cash and investing and financing information:
Common shares issued for conversion of debt	25,150	0	335,938	280,000
Common shares for settlement of debt and accounts payable	0	109,200	516,512	1,791,338
Common shares issued for inventory	0	0	9,000	0
Common shares issued for warrant conversion	1,159,115	0	0	0
Discount from beneficial conversion feature on debt	0	25,000	25,000	0
Conversion of Preferred Series D to common stock	0	0	0	151,500
Conversion of Preferred Series B to common stock	$ 0	$ 0	$ 3,150	$ 40